Other expenses	12 Months Ended
Mar. 31, 2018
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Other expenses
29.	Other expenses

Other expenses consist of the following:

	Year ended March 31,
	2018		2018		2017		2016
	(In millions)
Stores, spare parts and tools consumed	US$	339.2	Rs.	22,105.6	Rs.	24,191.1	Rs.	20,961.9
Freight and transportation expenses		1,762.0		114,840.9		103,534.4		103,350.9
Research and product development cost		541.9		35,318.7		34,135.7		34,687.7
Warranty and product liability expenses		1,073.7		69,978.9		85,866.4		67,539.3
Allowance for trade and other receivables, and finance receivables		6.1		400.9		7,359.5		15,319.4
Works operation and other expenses		4,010.8		261,407.3		232,674.8		223,315.3
Repairs to building and plant and machinery		95.0		6,189.7		6,273.2		6,175.7
Processing charges		205.5		13,390.8		11,720.3		11,106.8
Power and fuel		200.7		13,080.8		11,598.2		11,436.3
Insurance		51.5		3,355.9		4,121.2		3,743.5
Publicity		1,376.1		89,685.9		86,986.8		87,684.6

Total	US$	9,662.5		Rs.629,755.4	Rs.	608,461.6	Rs.	585,321.4